Consolidated Statements of Cash Flows		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Operating activities
Net loss		$ (70,409,731)	$ (9,049,044)	$ (5,487,765)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation		86,250	11,085	15,279
Amortization of intangible assets		511,681	65,761	511,682
Amortization of right-of-use asset – finance lease		76,946	9,889	76,946
Amortization of right-of-use asset – operating lease		520,034	66,835	117,539
Goodwill written off				539
Goodwill impairment		9,951,048	1,278,907
Impairment on intangible asset		3,581,770	460,328
Interest for finance lease		3,904	502	9,226
Share of loss of joint venture		6,000	771
Loss on disposal on property and equipment
Allowance (reversed) for doubtful account		852,250	109,531	(100,000)
Share compensation		43,299,650	5,564,864
Changes in operating assets and liabilities:
Accounts receivable		(652,690)	(83,884)	(926,845)
Prepayment and deposit		(55,770)	(7,168)	(111,458)
Account payable		363,750	46,749
Accrued expenses and other liabilities		140,402	18,044	(10,862,876)
Lease liability		(520,034)	(66,835)	(68,867)
Contract liabilities		321,910	41,371	(4,263,846)
Deferred tax liabilities		(844,274)	(108,506)
Income taxes payable		(159,881)	(20,548)	(73,378)
Deferred cost of revenue		(228,975)	(29,428)	1,564,783
Cash (used in) provided by operating activities		(13,155,760)	(1,690,776)	(19,599,041)
Investing activities
Purchase of property and equipment		(785,156)	(100,908)	(34,296)
Payment to acquire right of use assets-finance lease				(48,672)
Net cash used to acquire subsidiaries in business combinations
Cash used in investing activities		(785,156)	(100,908)	(82,968)
Financing activities
Proceeds from issue of shares				44,112,133
Capital reserves from shareholders				(6,364,143)
Repayment to bank loans		(595,455)	(76,528)	(573,491)
Deferred offering costs				18,758,367
Advanced from a director		960,009	123,380	544,738
Advanced from related parties				640,738
Other loans granted		7,645,725	982,627	1,079,060
Repayment to other loans		(4,819,950)	(619,459)	(223,020)
Borrowings to shareholders
Repayment from a director
Principal payment for obligation under finance leases		(126,060)	(16,201)	(126,059)
Cash provided by (used in) financing activities		3,064,269	393,819	57,848,323
Net (decreased) increase in cash		(10,876,647)	(1,397,865)	38,166,314
Cash as of beginning of the year/ period		41,795,661	5,371,572	3,629,347
Cash as of the end of the year/ period		30,919,014	3,973,707	41,795,661	$ 3,629,347
Supplementary of Cash Flows Information
Cash paid for interest		1,142,460	147,048	102,158
Cash (refund) paid for taxes		(57,714)	(7,417)	73,378
Supplementtary of Non-Cash Flows Information
Lease liabilities arising from obtaining right-of-use assets				1,585,685
Provision for income tax
Operating cash payments for operating leases		584,064	75,064	124,035
Operating cash payments for finance leases		3,904	502	9,226
Financing cash payments for finance leases		$ 122,156	$ 15,699	116,834
Successor
Operating activities
Net loss					(6,830,973)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation					9,904
Amortization of intangible assets					511,681
Amortization of right-of-use asset – finance lease					248,620
Amortization of right-of-use asset – operating lease
Goodwill written off
Goodwill impairment
Impairment on intangible asset
Interest for finance lease
Share of loss of joint venture
Loss on disposal on property and equipment					16,923
Allowance (reversed) for doubtful account
Share compensation
Changes in operating assets and liabilities:
Accounts receivable					(210,327)
Prepayment and deposit
Account payable
Accrued expenses and other liabilities					11,456,057
Lease liability
Contract liabilities					(888,846)
Deferred tax liabilities
Income taxes payable					233,259
Deferred cost of revenue					(249,399)
Cash (used in) provided by operating activities					4,296,899
Investing activities
Purchase of property and equipment					(48,432)
Payment to acquire right of use assets-finance lease
Net cash used to acquire subsidiaries in business combinations					(10,000,000)
Cash used in investing activities					(10,048,432)
Financing activities
Proceeds from issue of shares					10,000,100
Capital reserves from shareholders					16,364,143
Repayment to bank loans					(676,972)
Deferred offering costs					(18,758,367)
Advanced from a director					(1,749,007)
Advanced from related parties
Other loans granted
Repayment to other loans
Borrowings to shareholders					(100)
Repayment from a director					1,806,585
Principal payment for obligation under finance leases					(111,744)
Cash provided by (used in) financing activities					6,874,638
Net (decreased) increase in cash					1,123,105
Cash as of beginning of the year/ period				$ 3,629,347	2,506,242
Cash as of the end of the year/ period	$ 2,506,242				3,629,347
Supplementary of Cash Flows Information
Cash paid for interest					74,587
Cash (refund) paid for taxes					19,149
Supplementtary of Non-Cash Flows Information
Lease liabilities arising from obtaining right-of-use assets
Provision for income tax					270,466
Operating cash payments for operating leases					460,800
Operating cash payments for finance leases					14,316
Financing cash payments for finance leases					111,744
Predecessor
Operating activities
Net loss	(156,387)				(156,387)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation
Amortization of intangible assets
Amortization of right-of-use asset – finance lease
Amortization of right-of-use asset – operating lease
Goodwill written off
Goodwill impairment
Impairment on intangible asset
Interest for finance lease
Share of loss of joint venture
Loss on disposal on property and equipment
Allowance (reversed) for doubtful account
Share compensation
Changes in operating assets and liabilities:
Accounts receivable	(32,828)
Prepayment and deposit
Account payable
Accrued expenses and other liabilities	(452,715)
Lease liability
Contract liabilities	365,328
Deferred tax liabilities
Income taxes payable
Deferred cost of revenue
Cash (used in) provided by operating activities	(276,602)
Investing activities
Purchase of property and equipment
Payment to acquire right of use assets-finance lease
Net cash used to acquire subsidiaries in business combinations
Cash used in investing activities
Financing activities
Proceeds from issue of shares
Capital reserves from shareholders
Repayment to bank loans
Deferred offering costs
Advanced from a director
Advanced from related parties
Other loans granted
Repayment to other loans
Borrowings to shareholders
Repayment from a director	(18,966)
Principal payment for obligation under finance leases
Cash provided by (used in) financing activities	(18,966)
Net (decreased) increase in cash	(295,568)
Cash as of beginning of the year/ period	2,801,810				$ 2,506,242
Cash as of the end of the year/ period	2,506,242
Supplementary of Cash Flows Information
Cash paid for interest
Cash (refund) paid for taxes
Supplementtary of Non-Cash Flows Information
Lease liabilities arising from obtaining right-of-use assets
Provision for income tax
Operating cash payments for operating leases
Operating cash payments for finance leases
Financing cash payments for finance leases